Earnings per share (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Mar. 31, 2024	Apr. 02, 2023	Apr. 03, 2022
Earnings per share [abstract]
Net income attributable to shareholders of the Company	$ 58.4	$ 72.7	$ 94.6
Weighted average number of multiple and subordinate voting shares outstanding (in shares)	100,816,758	105,058,643	108,296,802
Weighted average number of shares on exercise of stock options and RSUs (in shares)	1,006,315	563,669	857,919
Diluted weighted average number of multiple and subordinate voting shares outstanding (in shares)	101,823,073	105,622,312	109,154,721
Basic (in CAD per share)	$ 0.58	$ 0.69	$ 0.87
Diluted (in CAD per share)	$ 0.57	$ 0.69	$ 0.87
Share options
Earnings per share [line items]
Number of instruments that are antidilutive in period presented (in shares)	3,904,366	2,231,231	1,475,545